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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-06106


                            Pioneer Mid Cap Value Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31

Date of reporting period:  January 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

              Pioneer Mid-Cap Value Fund
              Schedule of Investments  1/31/07 (unaudited)

   Shares                                                          Value

              COMMON STOCKS - 97.7 %
              Energy - 6.1 %
              Coal & Consumable Fuels - 1.2 %
  1,350,000   Massey Energy Co.                                 $31,981,500
              Integrated Oil & Gas - 1.1 %
   550,000    Hess Corp.                                        $29,694,500
              Oil & Gas Equipment & Services - 0.8 %
   500,000    Weatherford Intl., Inc. *                         $20,190,000
              Oil & Gas Exploration & Production - 2.1 %
   598,300    Plains Exploration *                              $28,861,992
   750,000    Southwestern Energy Co. *                          28,845,000
                                                                $57,706,992
              Oil & Gas Refining & Marketing - 0.9 %
   300,000    Tesoro Petroleum Corp.                            $24,717,000
              Total Energy                                      $164,289,992
              Materials - 6.7 %
              Diversified Metals & Mining - 0.7 %
   350,000    Freeport-McMoRan Copper & Gold, Inc. (Class B)    $20,128,500
              Industrial Gases - 2.1 %
   750,000    Air Products & Chemicals, Inc.                    $55,995,000
              Metal & Glass Containers - 2.2 %
  1,250,000   Ball Corp.                                        $57,900,000
              Specialty Chemicals - 1.7 %
   950,000    International Flavor & Fragrances, Inc.           $46,056,000
              Total Materials                                   $180,079,500
              Capital Goods - 6.0 %
              Aerospace & Defense - 0.8 %
   250,000    L-3 Communications Holdings, Inc.                 $20,585,000
              Construction & Engineering - 0.8 %
   850,000    KBR, Inc. *                                       $19,915,500
              Electrical Component & Equipment - 1.4 %
   800,000    Thomas & Betts Corp. *                            $38,312,000
              Industrial Conglomerates - 1.3 %
  1,100,000   Tyco International, Ltd.                          $35,068,000
              Trading Companies & Distributors - 1.7 %
   600,000    W.W. Grainger, Inc.                               $46,590,000
              Total Capital Goods                               $160,470,500
              Commercial Services & Supplies - 3.3 %
              Diversified Commercial Services - 1.5 %
   950,000    Equifax, Inc.                                     $39,453,500
              Environmental & Facilities Services - 1.8 %
  1,150,000   Republic Services, Inc.                           $49,737,500
              Total Commercial Services & Supplies              $89,191,000
              Transportation - 1.0 %
              Railroads - 1.0 %
   700,000    CSX Corp.                                         $25,753,000
              Total Transportation                              $25,753,000
              Automobiles & Components - 1.1 %
              Auto Parts & Equipment - 1.1 %
   425,000    BorgWarner, Inc.                                  $29,129,500
              Total Automobiles & Components                    $29,129,500
              Consumer Durables & Apparel - 2.3 %
              Consumer Electronics - 1.0 %
   300,000    Harman Interantional Industries, Inc.             $28,371,000
              Housewares & Specialties - 1.3 %
   414,700    Fortune Brands, Inc.                              $34,718,684
              Total Consumer Durables & Apparel                 $63,089,684
              Consumer Services - 4.5 %
              Casinos & Gaming - 1.7 %
   550,000    Harrah's Entertainment Inc.                       $46,464,000
              Education Services - 1.3 %
   775,000    Apollo Group, Inc. *                              $33,635,000
              Hotels, Resorts & Cruise Lines - 1.5 %
   800,000    Carnival Corp.                                    $41,248,000
              Total Consumer Services                           $121,347,000
              Media - 5.1 %
              Advertising - 2.1 %
  4,200,000   The Interpublic Group of Companies, Inc. *        $55,272,000
              Broadcasting & Cable TV - 2.0 %
  1,000,000   Clear Channel Communications, Inc.                $36,320,000
   650,000    Entercom Communications Corp.                      18,323,500
                                                                $54,643,500
              Publishing - 1.0 %
   450,000    Gannett Co.                                       $26,163,000
              Total Media                                       $136,078,500
              Retailing - 1.5 %
              Department Stores - 1.5 %
   500,300    J.C. Penney Co., Inc.                             $40,644,372
              Total Retailing                                   $40,644,372
              Food & Drug Retailing - 3.0 %
              Food Retail - 3.0 %
  1,800,000   Kroger Co.                                        $46,080,000
  1,000,000   Safeway, Inc.                                      36,030,000
                                                                $82,110,000
              Total Food & Drug Retailing                       $82,110,000
              Food, Beverage & Tobacco - 5.1 %
              Brewers - 1.2 %
   400,000    Molson Coors Brewing Co. (Class B)                $32,320,000
              Packaged Foods & Meats - 1.4 %
   716,800    William Wrigley Jr. Co.                           $36,929,536
              Tobacco - 2.5 %
   625,000    Loews Corp Carolina Group *                       $42,837,500
   450,000    UST Inc.                                           25,848,000
                                                                $68,685,500
              Total Food, Beverage & Tobacco                    $137,935,036
              Health Care Equipment & Services - 6.7 %
              Health Care Equipment - 1.1 %
  1,600,000   Boston Scientific Corp. *                         $29,520,000
              Health Care Services - 1.4 %
   525,000    Laboratory Corp. of America Holdings *            $38,556,000
              Health Care Supplies - 1.2 %
   700,000    Cooper Companies, Inc                             $33,390,000
              Managed Health Care - 3.0 %
   875,000    AETNA, Inc.                                       $36,890,000
   325,000    CIGNA Corp.                                        43,030,000
                                                                $79,920,000
              Total Health Care Equipment & Services            $181,386,000
              Banks - 7.5 %
              Regional Banks - 5.2 %
   900,000    KeyCorp                                           $34,353,000
   675,000    Marshall & Ilsley Corp.                            31,765,500
   425,000    PNC Bank Corp.                                     31,352,250
   600,000    TCF Financial Corp.                                15,228,000
   325,000    Zions Bancorporation                               27,566,500
                                                                $140,265,250
              Thrifts & Mortgage Finance - 2.3 %
  2,550,000   Hudson City Bancorp, Inc.                         $35,113,500
   575,000    The PMI Group, Inc.                                27,496,500
                                                                $62,610,000
              Total Banks                                       $202,875,250
              Diversified Financials - 5.5 %
              Asset Management & Custody Banks - 3.5 %
  1,200,000   Federated Investors, Inc.                         $42,372,000
   500,000    Legg Mason, Inc.                                   52,425,000
                                                                $94,797,000
              Investment Banking & Brokerage - 2.0 %
  2,150,000   E*TRADE Financial Corp. *                         $52,417,000
              Total Diversified Financials                      $147,214,000
              Insurance - 7.7 %
              Insurance Brokers - 1.0 %
   725,000    Aon Corp.                                         $25,998,500
              Life & Health Insurance - 2.6 %
  3,200,000   UNUM Corp.                                        $70,400,000
              Multi-Line Insurance - 0.8 %
   650,000    Genworth, Financial Inc.                          $22,685,000
              Property & Casualty Insurance - 2.2 %
   375,000    Ambac Financial Group, Inc.                       $33,037,500
  1,150,000   Progressive Corp.                                  26,668,500
                                                                $59,706,000
              Reinsurance - 1.1 %
   950,000    Platinum Underwriter Holdings, Ltd.               $28,357,500
              Total Insurance                                   $207,147,000
              Real Estate - 2.9 %
              Industrial Real Estate Investment Trusts - 1.0 %
   425,000    ProLogis Trust                                    $27,625,000
              Mortgage Real Estate Investment Trusts - 0.9 %
  1,650,000   Annaly Capital Management, Inc.                   $22,737,000
              Specialized Real Estate Investment Trusts - 1.0 %
  1,000,000   Host Hotels & Resorts, Inc.                       $26,470,000
              Total Real Estate                                 $76,832,000
              Software & Services - 2.4 %
              Data Processing & Outsourced Services - 1.2 %
  1,306,800   First Data Corp.                                  $32,487,048
              Systems Software - 1.2 %
  1,800,000   Symantec Corp. *                                  $31,878,000
              Total Software & Services                         $64,365,048
              Technology Hardware & Equipment - 5.8 %
              Communications Equipment - 1.3 %
  2,000,000   Juniper Networks, Inc. *                          $36,240,000
              Computer Hardware - 3.3 %
  1,475,000   NCR Corp. *                                       $69,900,250
  1,450,000   Palm, Inc. *                                       20,053,500
                                                                $89,953,750
              Office Electronics - 1.2 %
  1,800,000   Xerox Corp. *                                     $30,960,000
              Total Technology Hardware & Equipment             $157,153,750
              Semiconductors - 1.6 %
  1,000,000   Advanced Micro Devices, Inc. *                    $15,550,000
  1,150,000   National Semiconductor Corp.                       26,599,500
                                                                $42,149,500
              Total Semiconductors                              $42,149,500
              Telecommunication Services - 1.2 %
              Wireless Telecommunication Services - 1.2 %
  1,800,000   Sprint Nextel Corp.                               $32,094,000
              Total Telecommunication Services                  $32,094,000
              Utilities - 10.8 %
              Electric Utilities - 5.4 %
   500,000    American Electric Power Co., Inc.                 $21,765,000
  1,125,000   Edison International                               50,602,500
   650,000    Firstenergy Corp.                                  38,564,500
  1,000,000   PPL Corp.                                          35,600,000
                                                                $146,532,000
              Gas Utilities - 1.7 %
   550,000    Questar Corp.                                     $44,660,000
              Independent Power Producer & Energy Traders - 1.8 %
   800,000    NRG Energy, Inc. *                                $47,944,000
              Multi-Utilities - 1.9 %
   775,000    NSTAR                                             $25,885,000
   375,000    Public Service Enterprise Group, Inc.              25,136,250
                                                                $51,021,250
              Total Utilities                                   $290,157,250
              TOTAL COMMON STOCKS
              (Cost  $2,273,475,794)                            $2,631,491,882

              Temporary Cash Investments - 5.7 %
              Repurchase Agreement - 2.5 %
  67,100,000  UBS Warburg, Inc., 5.18%, dated 1/31/07, repurchase price of $67,100,000 plus accrued interest on 2/1/07 collateralized by $64,951,000 U.S. Treasury Bill, 5.75%, 8/15/10 $67,100,000
              Security Lending Collateral - 3.2 %
  85,079,644  Securities Lending Investment Fund, 5.24%         $85,079,644
              TOTAL TEMPORARY CASH INVESTMENTS
              (Cost  $152,179,644)                              $152,179,644
              TOTAL INVESTMENT IN SECURITIES - 103.4%
              (Cost  $2,425,655,438)                            $2,783,671,526
              OTHER ASSETS AND LIABILITIES - 3.4%               $(90,874,577)
              TOTAL NET ASSETS - 100.0%                         $2,692,796,949

      (a) At January 31, 2007, the net unrealized gain on investments based on cost for fe

              Aggregate gross unrealized gain for all investment$415,924,284

              Aggregate gross unrealized loss for all investments(62,947,924)

              Net unrealized gain                               $352,976,360

      (b)      At January 31, 2007, the following securities were out on loan:

   Shares                          Security                        Value
   37,700     Annaly Capital Management, Inc.                   $   519,506
  284,159     Aon Corp.                                          10,189,942
  129,119     Apollo Group, Inc. *                                5,603,765
  133,744     Ball Corp.                                          6,195,022
   51,950     Entercom Communications Corp.                       1,464,471
    8,572     Fortune Brands, Inc.                                  717,648
  540,889     The Interpublic Group of Companies, Inc. *          7,118,099
  108,605     International Flavor & Fragrances, Inc.             5,265,170
  841,243     KBR, Inc. *                                        19,710,323
   16,800     Marshall & Ilsley Corp.                               790,608
  1,435,468   Palm, Inc. *                                       19,852,522
  130,500     UNUM Corp.                                          2,871,000
  445,500     UST Inc.                                           25,589,520
              Total                                             $105,887,596


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Mid Cap Value Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date March 30, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date March 30, 2007



By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date March 30, 2007

* Print the name and title of each signing officer under his or her signature.